Victory Growth and Tax Strategy Fund Annual Fund Operating Expenses - Victory Growth and Tax Strategy Fund	Feb. 28, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2026
Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.26%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.50%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.50%	[2]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.54%	[2]
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.08%)	[2]
Net Expenses (as a percentage of Assets)	0.83%	[2]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.72%
Fee Waiver or Reimbursement	(0.14%)	[2]
Net Expenses (as a percentage of Assets)	1.58%	[2]

[1]	The management fee is comprised of a base fee (which is equal to an annualized rate of 0.30% of the Fund's average daily net assets) and a performance adjustment. The performance adjustment is calculated separately for each share class on a monthly basis and is added to or subtracted from the base fee depending upon the performance of the respective share classes relative to the Lipper Composite Index. Assets and performance are each measured over a rolling 36-month period. The annual adjustment rate ranges from +/- 0-6 basis points (a basis point is 1/100th of a percentage point) of average daily net assets depending on the level of over/under-performance. The performance adjustment reflected in the management fee may differ from the over/under annual adjustment rate due to differences in average net assets for the fiscal reporting period and rolling 36-month performance period. See Organization and Management of the Fund section for a description of the performance adjustment.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as performance fee adjustments, acquired fund fees and expenses, if any, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed an annual rate of 0.61%, 0.57%, 0.86%, and 1.61% of the Fund Shares, Institutional Shares, Class A, and Class C, respectively, through at least June 30, 2026. The Adviser is permitted to recoup management fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The amount of any waivers or reimbursements and the amount of any recoupment is calculated without regard to the impact of any performance adjustment to the Fund’s management fee. This agreement may only be terminated by the Fund’s Board of Trustees.